Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2013
Changes in shares of common stock outstanding

Changes in shares of common stock outstanding are shown below.

	Shares
	Year ended March 31
	2011	2012	2013
Number of shares outstanding at beginning of year	3,669,044,614	3,600,886,932	3,663,483,895
New issue	—	103,429,360	—

Common stock held in treasury:
Repurchases of common stock	(75,030,934)	(50,093,031)	(19,209)
Sales of common stock	2,409	1,530	601
Common stock issued to employees	6,870,600	9,271,600	47,335,900
Other net change in treasury stock	243	(12,496)	159,065

Number of shares outstanding at end of year	3,600,886,932	3,663,483,895	3,710,960,252